CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	¥ 1,728	¥ 14,012
Trade accounts receivable		2,700
Other receivables	363	6,908
Prepaid compensation asset	190	4,533
Prepaid expenses and other current assets	8,096	2,026
Total current assets	10,377	30,179
Non-current assets:
Property and equipment, net	35,930	34,160
Right-of-Use Assets	60,692
Deferred offering costs	149,157	116,059
Other assets	10,404	2,412
Total non-current assets	256,183	152,631
Total assets	266,560	182,810
Current liabilities:
Accounts payable	1,485	1,485
Accrued expenses and other current liabilities	100,385	101,035
Consumption taxes payable	9,765	2,347
Current portion of long-term debt, net of debt issuance costs	9,791	4,970
Deferred revenue	9,831	33,000
Current portion of lease liabilities	35,474
Total current liabilities	166,731	142,837
Non-current liabilities:
Long-term debt, excluding current portion, net of debt issuance costs	70,593	79,474
Lease liabilities	25,218
Total non-current liabilities	95,811	79,474
Total liabilities	262,542	222,311
Shareholders' equity (deficit):
Common shares, ¥6.83043 par value - 80,000,000 shares authorized, 20,004,000 shares issued and outstanding as of March 31, 2023 and 2022	136,636	136,636
Additional paid-in capital	337,299	337,299
Accumulated deficit	(470,605)	(511,908)
Accumulated other comprehensive loss	688	(1,528)
Total shareholders' equity (deficit)	4,018	(39,501)
Total liabilities and shareholders' equity (deficit)	¥ 266,560	¥ 182,810